Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	75,635,110	3,273,487
Vanguard U.S. Growth Fund Investor Shares	47,640,723	2,766,497
Vanguard Windsor Fund Investor Shares	82,657,254	1,750,681
Vanguard PRIMECAP Fund Investor Shares	9,205,617	1,396,308
Vanguard Explorer Fund Investor Shares	7,829,725	852,579
		10,039,552
International Stock Funds (18.6%)
Vanguard International Value Fund Investor Shares	54,213,341	2,143,053
Vanguard International Growth Fund Investor Shares	67,622,473	2,111,174
		4,254,227
U.S. Bond Funds (37.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	360,521,751	2,894,989
Vanguard GNMA Fund Investor Shares	305,848,459	2,838,274
Vanguard Short-Term Investment-Grade Fund Investor Shares	274,435,039	2,810,215
		8,543,478
Total Investment Companies (Cost $15,680,064)		22,837,257
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.410% (Cost $828)	8,276	827
Total Investments (100.0%) (Cost $15,680,892)		22,838,084
Other Assets and Liabilities—Net (0.0%)		(828)
Net Assets (100%)		22,837,256
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2024 Market Value ($000)
Vanguard Explorer Fund	772,868	7,069	63,389	(6,522)	142,553	4,647	2,422	852,579
Vanguard GNMA Fund	2,611,263	23,627	—	—	203,384	23,626	—	2,838,274
Vanguard International Growth Fund	1,845,864	38,792	—	—	226,518	21,427	17,365	2,111,174
Vanguard International Value Fund	1,959,955	60,148	35,131	489	157,592	60,148	—	2,143,053
Vanguard Long-Term Investment-Grade Fund	2,483,609	33,781	12,949	(3,848)	394,396	33,785	—	2,894,989
Vanguard Market Liquidity Fund	991	NA1	NA1	(1)	(1)	9	—	827
Vanguard PRIMECAP Fund	1,250,751	94,760	39,857	8,130	82,524	14,542	80,219	1,396,308
Vanguard Short-Term Investment-Grade Fund	2,704,805	24,929	14,914	(611)	96,006	24,542	—	2,810,215
Vanguard U.S. Growth Fund	2,473,800	7,884	245,345	55,957	474,201	7,884	—	2,766,497
Vanguard Windsor Fund	1,624,611	125,628	77,553	4,622	73,373	19,137	106,490	1,750,681
Vanguard Windsor II Fund	2,954,631	138,363	125,211	21,191	284,513	28,275	110,088	3,273,487
Total	20,683,148	554,981	614,349	79,407	2,135,059	238,022	316,584	22,838,084
1	Not applicable—purchases and sales are for temporary cash investment purposes.